Acquisition of Kennady Diamonds Inc. - Detailed Information about Purchase Price Allocation and Net Assets Acquired (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Purchase price:
Common shares issued	$ 153,688
Purchase of equity securities prior to April 13, 2018	9,038
Company transaction costs	4,247
Total	166,973
Assets
Cash	54
Amounts receivable	641
Prepaid expenses	119
Reclamation deposit	250
Property, plant and equipment	168,609
Liabilities
Accounts payable and accrued liabilities	(2,527)
Decommissioning and restoration liability	(173)
Total	$ 166,973